Schedule of Incremental Lifetime ECL Impact (Details) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
IFRS Statement [Line Items]
Incremental lifetime ECLs impact	$ 1,830	$ 2,018
12-month expected credit losses [member]
IFRS Statement [Line Items]
All performing loans and off-balance sheet instruments using 12-month ECLs	5,152	6,482
Stage One and Two [member]
IFRS Statement [Line Items]
[custom:ProbabilityWeightedExpectedCreditLosses-0]	$ 6,982	$ 8,500